Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2017
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Virtus Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Real Estate Securities Fund
Supplement [Text Block]	vot_SupplementTextBlock

 Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated February 17, 2017 to the Summary and

Statutory Prospectuses dated January 30, 2017, as supplemented

Important Notice to Investors

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This supplement corrects a typographical error in the “Example” table under “Fees and Expenses” in the summary prospectus and in the summary section of the statutory prospectus. The “Example” table is hereby replaced with the following:

Virtus Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSAX
1 Year	rr_ExpenseExampleYear01	$ 709
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,019
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,283
Virtus Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSCX
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,208
10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,605
Virtus Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGISX
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	690
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
Virtus Global Real Estate Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	631
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409